Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Rights-of-Use Assets and Lease Liabilities	The Company’s rights-of-use assets and lease liabilities recognized in the Consolidated Balances Sheets consist of the following:
	As of March 31,
	2023	2024
	USD	USD
Rights-of-use assets – operating lease	447,475	85,221
Operating lease liabilities – current	366,809	88,139
Operating lease liabilities – non-current	88,139	-
	454,948	88,139
The component of lease expenses are as follows:
	As of March 31,
	2023	2024
	USD	USD
Operating lease cost	311,708	379,510
Other information about the Company’s leases is as follows:
	As of March 31,
	2023	2024
	USD	USD
Weighted-average remaining lease term	1.2 years	0.58 years
Weighted average discount rate	4.26%	4.26%

Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities	The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2023:
Total
USD
Years ending March 31,
2024	379,510
2025	89,451
2026	—
2027	—
2028 and thereafter	—
Total undiscounted lease payments	468,961
Less: imputed interest	(14,013)
Lease liabilities recognized in the Consolidated Balance Sheet	454,948
The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2024:
Total
USD
Years ending March 31,
2025	89,451
2026	—
2027	—
2028	—
2029 and thereafter	—
Total undiscounted lease payments	89,451
Less: imputed interest	(1,312)
Lease liabilities recognized in the Consolidated Balance Sheet	88,139